Fair value measurements - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Equity securities at fair value	$ 22,368	$ 25,171	$ 23,586
Fair Value, Measurements, Recurring
Assets:
Equity securities at fair value	22,368	25,171	23,586
Cash, cash equivalents, and restricted cash	14,881	9,924	10,932
Total assets	245,310	157,315	136,431
Liabilities:
Long-term notes payable		20,000	18,095
Total liabilities		20,000	18,095
Fair Value, Measurements, Recurring | U.S. Governments
Assets:
Fair Value Assets	13,711	15,269	13,285
Fair Value, Measurements, Recurring | States, territories, and possessions
Assets:
Fair Value Assets	2,418	1,221
Fair Value, Measurements, Recurring | Political subdivisions
Assets:
Fair Value Assets	1,943	815	4,067
Fair Value, Measurements, Recurring | Special revenue excluding mortgage/asset-backed securities
Assets:
Fair Value Assets	15,803	12,453	23,914
Fair Value, Measurements, Recurring | Industrial and miscellaneous
Assets:
Fair Value Assets	121,404	65,126	44,531
Fair Value, Measurements, Recurring | Mortgage/asset-backed securities
Assets:
Fair Value Assets	52,782	27,336	12,919
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Assets:
Equity securities at fair value	22,368	25,171	23,586
Cash, cash equivalents, and restricted cash	14,881	9,924	10,932
Total assets	37,249	35,095	34,518
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Assets:
Total assets	208,061	122,220	101,913
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | U.S. Governments
Assets:
Fair Value Assets	13,711	15,269	13,285
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | States, territories, and possessions
Assets:
Fair Value Assets	2,418	1,221
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Political subdivisions
Assets:
Fair Value Assets	1,943	815	4,067
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Special revenue excluding mortgage/asset-backed securities
Assets:
Fair Value Assets	15,803	12,453	23,914
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Industrial and miscellaneous
Assets:
Fair Value Assets	121,404	65,126	44,531
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Mortgage/asset-backed securities
Assets:
Fair Value Assets	$ 52,782	27,336	12,919
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Liabilities:
Long-term notes payable		20,000	18,095
Total liabilities		$ 20,000	$ 18,095